DISCONTINUED OPERATIONS - Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Net income (loss) from continuing operations attributable to Brookfield Business Partners	$ (533)	$ 803	$ 16
Net income (loss) from continuing operations attributable to non-controlling interests	(450)	(107)	(4)
Net income (loss) from continuing operations	(983)	696	12
Net income (loss) from discontinued operations attributable to Brookfield Business Partners	1,052	108	20
Net income (loss) from discontinued operations attributable to non-controlling interests	2,760	272	61
Net income (loss) from discontinued operations	$ 3,812	$ 380	$ 81